iShares
®
MSCI Italy ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .1%
Leonardo SpA ........................... 427,441 $ 27,144,664
a
Automobiles  —  7 .2%
Ferrari N.V. ............................. 86,223 29,627,160
Stellantis N.V.
(a)
.......................... 2,290,394 18,278,090
47,905,250
a
Banks  —  40 .4%
Banca Monte dei Paschi di Siena SpA ........... 2,067,134 22,232,274
Banco BPM SpA ......................... 1,256,912 19,747,524
BPER Banca SpA ........................ 1,678,439 22,722,945
FinecoBank Banca Fineco SpA ............... 693,455 16,919,720
Intesa Sanpaolo SpA ...................... 12,146,557 82,087,207
UniCredit SpA ........................... 1,199,689 103,543,924
267,253,594
a
Beverages  —  1 .0%
Davide Campari-Milano N.V. ................. 1,001,483 6,533,188
a
Construction Materials  —  1 .1%
Buzzi SpA .............................. 130,982 7,075,355
a
Diversified Telecommunication Services  —  2 .5%
Telecom Italia SpA
(a)
....................... 19,469,753 16,539,556
a
Electric Utilities  —  14 .0%
Enel SpA .............................. 6,620,496 74,289,746
Terna - Rete Elettrica Nazionale ............... 1,568,914 18,025,492
92,315,238
a
Electrical Equipment  —  4 .6%
Prysmian SpA ........................... 175,883 30,298,817
a
Energy Equipment & Services  —  2 .0%
Tenaris SA ............................. 444,436 13,538,389
a
Financial Services  —  3 .5%
Banca Mediolanum SpA .................... 325,210 7,504,507
Poste Italiane SpA ........................ 529,384 15,633,177
23,137,684
a
Security Shares Value
a
Gas Utilities  —  4 .0%
Italgas SpA ............................. 823,164 $ 9,663,792
Snam SpA ............................. 2,282,133 16,679,336
26,343,128
a
Insurance  —  6 .2%
Generali ............................... 661,090 29,772,324
Unipol Assicurazioni SpA .................... 453,821 11,219,951
40,992,275
a
Oil, Gas & Consumable Fuels  —  5 .3%
Eni SpA ............................... 1,342,260 35,117,607
a
Pharmaceuticals  —  1 .4%
Recordati Industria Chimica e Farmaceutica SpA ... 150,020 9,009,206
a
Textiles, Apparel & Luxury Goods  —  2 .5%
Moncler SpA ............................ 255,366 16,553,589
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 571,136,267 ) ................................ 659,757,540
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 365,576 365,576
a
Total Short-Term Securities — 0.1%
(Cost: $ 365,576 ) ................................... 365,576
Total Investments — 99.9%
(Cost: $ 571,501,843 ) ................................ 660,123,116
Other Assets Less Liabilities — 0 .1% ..................... 572,880
Net Assets — 100.0% ................................. $ 660,695,996
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ —  $ —  $ (1,511)
(b)
$ 1,511  $ —  $ —  —  $ 205,778
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 347,098  18,478
(b)
—  —  —  365,576  365,576  8,246  —
$ —  $ 1,511  $ —
$ 365,576
$ 214,024  $ —

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Italy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE/MIB Index ...................................................................... 2 06/19/26 $ 584 $ 10,310
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 26,343,128  $ 633,414,412  $ —  $ 659,757,540
Short-Term Securities
Money Market Funds ...................................... 365,576  —  —  365,576
$ 26,708,704  $ 633,414,412  $ —  $ 660,123,116
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 10,310  $ —  $ —  $ 10,310
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.